Amounts Recognized in Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities (Textuals) [Abstract]
Eaton's target percentage of managing intercompany balance sheet exposure	100.00%
Cost of Sales [Member] | Net Investment Hedging [Member]
Amounts recognized in accumulated other comprehensive income
Gain (loss) recognized in Accumulated other comprehensive income (loss)	$ 10	$ (21)
Gain (loss) reclassified from Accumulated other comprehensive loss	(7)	0
Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Amounts recognized in accumulated other comprehensive income
Gain (loss) recognized in Accumulated other comprehensive income (loss)	(3)	0
Gain (loss) reclassified from Accumulated other comprehensive loss	(1)	0
Foreign currency exchange contracts | Cost of Sales [Member] | Cash Flow Hedging [Member]
Amounts recognized in accumulated other comprehensive income
Gain (loss) recognized in Accumulated other comprehensive income (loss)	12	(10)
Gain (loss) reclassified from Accumulated other comprehensive loss	1	(6)
Commodity contracts | Cost of Sales [Member] | Cash Flow Hedging [Member]
Amounts recognized in accumulated other comprehensive income
Gain (loss) recognized in Accumulated other comprehensive income (loss)	1	(12)
Gain (loss) reclassified from Accumulated other comprehensive loss	(7)	6
Cross currency swaps | Cost of Sales [Member] | Net Investment Hedging [Member]
Amounts recognized in accumulated other comprehensive income
Gain (loss) recognized in Accumulated other comprehensive income (loss)	0	1
Gain (loss) reclassified from Accumulated other comprehensive loss	$ 0	$ 0